                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS

                       Supplement dated November 10, 1999
              to Retail Shares Prospectus dated November 30, 1998.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

I. Under the heading "INVESTMENT OBJECTIVES" on page 19 of the Prospectus, the Equity Income Fund's and Bond Fund's investment objectives have been deleted and replaced with the following:

         The INCOME EQUITY FUND seeks total return on investment, with dividend income as an important component of that return. A secondary goal is a low level of price volatility.

         The BOND FUND seeks total return through investments in fixed-income securities.

II. Under the heading "How to Purchase Through an Automatic Investment Plan ("AIP")" on page 33 of the prospectus the following has been inserted after the first paragraph.

         Any shareholders that have established an AIP on or before November 30, 1999 may be eligible for a reduced sales charge through automatic deductions from their checking or savings accounts as described in the table below:

                                  EQUITY FUNDS


                                                                              Sales Charge as
                                                   Sales Charge                 Appropriate               Commission as
                                                   As Percentage             Percentage of Net            Percentage of
         Amount of Purchase                      of Offering Price            Amount Invested            Offering Price
         ------------------                      -----------------           -----------------           --------------
         0 - $49,999                                   4.50%                       4.71%                      4.05%
         $50,000 --  $99,999                           4.00%                       4.17%                      3.60%
         $100,000 -- $249,999                          3.50%                       3.63%                      3.15%
         $250,000 -- $499,999                          2.50%                       2.56%                      2.25%
         $500,000 -- $999,999                          1.50%                       1.52%                      1.35%
         $1,000,000 and Over*                          0.00%                       0.00%                      0.00%

         * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

                               FIXED INCOME FUNDS


                                                                              Sales Charge as
                                                   Sales Charge                 Appropriate               Commission as
                                                   As Percentage             Percentage of Net            Percentage of
         Amount of Purchase                      of Offering Price            Amount Invested            Offering Price
         ------------------                      -----------------           -----------------           --------------
         0 - $24,999                                   3.00%                       3.09%                      2.70%
         $25,000 --  $49,999                           2.50%                       2.56%                      2.25%
         $50,000 -- $99,999                            2.00%                       2.04%                      1.80%
         $100,000 -- $249,999                          1.50%                       1.52%                      1.35%
         $250,000 -- $999,999                          1.00%                       1.01%                      0.90%
         $1,000,000 and Over*                          0.00%                       0.00%                      0.00%

         * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS

                       Supplement dated November 10, 1999
             to Fiduciary Shares Prospectus dated November 30, 1998.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.


Under the heading "INVESTMENT OBJECTIVES" on page 18 of the Prospectus, the Equity Income Fund's and Bond Fund's investment objectives have been deleted and replaced with the following:

         The INCOME EQUITY FUND seeks total return on investment, with dividend income as an important component of that return. A secondary goal is a low level of price volatility.

         The BOND FUND seeks total return through investments in fixed-income securities.



                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                       Supplement dated November 10, 1999
       to the Statement of Additional Information dated November 30, 1998.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE STATEMENT OF ADDITIONAL INFORMATION.


I. Under the heading "INVESTMENT RESTRICTIONS" on page 33 of the Statement of Additional Information, with respect to the Diversified Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund, the second fundamental investment restriction has been deleted and replaced with the following:

         The Fund may not purchase securities of other investment companies, except as permitted by the 1940 Act.

II. Under the same heading "INVESTMENT RESTRICTIONS" on page 33 of the Statement of Additional Information, with respect to the Diversified Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund, the fourth fundamental investment restriction has been deleted in its entirety.

III. Under the same heading "INVESTMENT RESTRICTIONS" on page 34 of the Statement of Additional Information, with respect to the Growth Fund, the Income Equity Fund, the Balanced Fund and the Bond Fund, the first fundamental investment restriction has been deleted and replaced with the following:

         The Fund may not purchase securities of other investment companies, except as permitted by the 1940 Act.

IV. Under the same heading "INVESTMENT RESTRICTIONS" on page 36 of the Statement of Additional Information, with respect to the California Tax-Free Money Market Fund, the fifth fundamental investment restriction has been deleted in its entirety.

V. Under the same heading "INVESTMENT RESTRICTIONS" on page 36 of the Statement of Additional Information, with respect to the California Tax-Free Money Market Fund, the seventh fundamental investment restriction has been deleted and replaced with the following:

         The Fund may not purchase securities of other investment companies, except as permitted by the 1940 Act.

VI. Under the same heading "INVESTMENT RESTRICTIONS" on page 37 of the Statement of Additional Information, with respect to the California Tax-Free Money Market Fund, the twelfth fundamental investment restriction has been deleted in its entirety.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.